Other Assets - Additional Information (Details) - item		12 Months Ended
	May 06, 2019	Dec. 31, 2019
Disclosure of joint ventures [line items]
Number of new separate joint arrangements entered in to		2
Percentage of future profits or proceeds from the potential sale of water treatment system payable to joint partner under the Wolverine Project		25.00%
MNR
Disclosure of joint ventures [line items]
Percentage of ownership interest in Joint venture	50.00%
MNR | JDS Energy and Mining Inc.
Disclosure of joint ventures [line items]
Percentage of ownership interest in Joint venture	50.00%